Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canpotex [member]
Disclosure of transactions between related parties [line items]
Sales	$ 988	$ 778	$ 1,346
Agrium Inc [member]
Disclosure of transactions between related parties [line items]
Sales	$ 71	$ 74	$ 93